Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.54%
Basic Materials — 8.80%
Beacon Roofing Supply †	11,515	$ 1,128,700
Boise Cascade	8,114	1,244,444
Huntsman	39,425	1,026,233
Kaiser Aluminum	5,307	474,233
Minerals Technologies	12,290	925,191
Reliance	3,627	1,212,071
Summit Materials Class A †	10,596	472,264
Westrock	12,555	620,845
		7,103,981
Business Services — 5.22%
ABM Industries	10,832	483,324
Aramark	16,814	546,791
ASGN †	7,523	788,109
Casella Waste Systems Class A †	4,334	428,503
Clean Harbors †	3,672	739,210
Vestis	8,407	162,003
WillScot Mobile Mini Holdings †	22,976	1,068,384
		4,216,324
Capital Goods — 11.50%
Ameresco Class A †	7,242	174,749
API Group †	4,351	170,864
Applied Industrial Technologies	1,497	295,732
Carlisle	2,445	958,073
Chart Industries †	2,872	473,076
Coherent †	10,430	632,267
Federal Signal	8,108	688,126
Gates Industrial †	17,415	308,420
Graco	6,756	631,416
Kadant	1,752	574,831
KBR	11,884	756,535
Lincoln Electric Holdings	4,174	1,066,207
Quanta Services	1,638	425,552
Tetra Tech	3,446	636,511
WESCO International	5,125	877,810
Zurn Elkay Water Solutions	18,319	613,137
		9,283,306
Consumer Discretionary — 5.02%
BJ's Wholesale Club Holdings †	7,555	571,536
Dick's Sporting Goods	5,605	1,260,340
Five Below †	4,917	891,845
Malibu Boats Class A †	9,407	407,135
Steven Madden	21,849	923,776
		4,054,632
Consumer Services — 2.48%
Brinker International †	9,011	447,667
Jack in the Box	3,589	245,775
Texas Roadhouse	5,605	865,804
Wendy's	23,256	438,143
		1,997,389
Consumer Staples — 2.98%
Casey's General Stores	3,268	1,040,695
Helen of Troy †	2,910	335,348
J & J Snack Foods	3,667	530,101
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
YETI Holdings †	13,014	$ 501,690
		2,407,834
Credit Cyclicals — 3.31%
BorgWarner	13,796	479,273
KB Home	7,093	502,752
La-Z-Boy	9,550	359,271
Taylor Morrison Home †	8,246	512,654
Toll Brothers	6,322	817,877
		2,671,827
Energy — 5.03%
Chesapeake Energy	14,854	1,319,481
Liberty Energy	66,138	1,370,379
Permian Resources	19,881	351,099
Southwestern Energy †	134,605	1,020,306
		4,061,265
Financial Services — 13.42%
Axis Capital Holdings	11,938	776,209
Columbia Banking System	32,575	630,326
East West Bancorp	15,626	1,236,173
Essent Group	13,421	798,684
Hamilton Lane Class A	6,248	704,525
Kemper	14,968	926,819
Pinnacle Financial Partners	6,740	578,831
Primerica	2,398	606,598
Reinsurance Group of America	5,593	1,078,778
SouthState	7,814	664,424
Stifel Financial	13,296	1,039,348
Valley National Bancorp	51,206	407,600
Webster Financial	17,490	887,967
WSFS Financial	11,058	499,158
		10,835,440
Healthcare — 13.62%
Amicus Therapeutics †	30,578	360,209
Apellis Pharmaceuticals †	9,219	541,893
Azenta †	7,124	429,435
Bio-Techne	7,450	524,405
Blueprint Medicines †	6,980	662,123
Catalent †	7,123	402,093
Encompass Health	8,544	705,563
Exact Sciences †	6,285	434,042
Halozyme Therapeutics †	13,864	563,987
Insmed †	16,417	445,393
Inspire Medical Systems †	2,229	478,767
Intra-Cellular Therapies †	6,348	439,282
Lantheus Holdings †	6,941	432,008
Ligand Pharmaceuticals †	5,299	387,357
Natera †	10,019	916,338
Neurocrine Biosciences †	6,676	920,754
OmniAb 12.5 †	1,789	0
OmniAb 15 †	1,789	0
Repligen †	3,365	618,891
Shockwave Medical †	2,584	841,428
Supernus Pharmaceuticals †	13,093	446,602
NQ-FL4 [0324] 0524 (3563546)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Travere Therapeutics †	16,202	$ 124,917
Ultragenyx Pharmaceutical †	6,891	321,741
		10,997,228
Media — 1.73%
IMAX †	22,501	363,841
Interpublic Group	20,087	655,439
Nexstar Media Group	2,170	373,869
		1,393,149
Real Estate Investment Trusts — 6.07%
Brixmor Property Group	31,979	749,908
Camden Property Trust	7,754	762,994
First Industrial Realty Trust	18,180	955,177
Healthpeak Properties	17,700	331,875
Jones Lang LaSalle †	2,524	492,407
Kite Realty Group Trust	29,431	638,064
National Storage Affiliates Trust	14,296	559,831
Terreno Realty	6,122	406,501
		4,896,757
Technology — 14.22%
Atkore	1,850	352,166
Box Class A †	10,672	302,231
DoubleVerify Holdings †	14,262	501,452
Dynatrace †	11,891	552,218
ExlService Holdings †	24,398	775,856
Guidewire Software †	5,843	681,937
MACOM Technology Solutions Holdings †	6,961	665,750
MaxLinear †	14,409	269,016
Procore Technologies †	7,357	604,525
PTC †	7,051	1,332,216
Q2 Holdings †	11,951	628,145
Rapid7 †	5,833	286,050
Regal Rexnord	3,500	630,350
Semtech †	16,330	448,912
Silicon Laboratories †	3,783	543,693
Smartsheet Class A †	9,268	356,818
Sprout Social Class A †	5,079	303,267
SPS Commerce †	1,006	186,009
Varonis Systems †	15,182	716,135
WNS Holdings †	9,967	503,632
Workiva †	3,415	289,592
Yelp †	8,535	336,279
Ziff Davis †	3,321	209,356
		11,475,605
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation — 3.61%
Allegiant Travel	3,221	$ 242,252
ArcBest	1,186	169,005
Kirby †	9,681	922,793
Knight-Swift Transportation Holdings	12,167	669,428
Saia †	306	179,010
Werner Enterprises	13,001	508,599
XPO †	1,830	223,315
		2,914,402
Utilities — 1.53%
Black Hills	11,004	600,818
Spire	10,361	635,855
		1,236,673
Total Common Stocks (cost $59,332,522)		79,545,812

Short-Term Investments — 1.67%
Money Market Mutual Funds — 1.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	336,895	336,895
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	336,900	336,900
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	336,900	336,900
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	336,900	336,900
Total Short-Term Investments (cost $1,347,595)		1,347,595

Total Value of Securities—100.21% (cost $60,680,117)		80,893,407
Liabilities Net of Receivables and Other Assets—(0.21%)		(169,536)
Net Assets Applicable to 4,324,258 Shares Outstanding—100.00%		$80,723,871
†	Non-income producing security.

2    NQ-FL4 [0324] 0524 (3563546)